Employee compensation and benefits - Share-based payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Compensation And Benefits [Abstract]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 467	$ 434	$ 478
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	506	462	551
Conditional share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	479	411	521
Savings-related and other share award option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	$ 27	$ 51	$ 30